Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,659,000
Previously Paid Amount	0.00
Total Fee Amount	643.41
Total Offset Amount	0.00
Net Fee	643.41
Narrative - Max Aggregate Offering Price	$ 4,659,000
Final Prospectus	true